Quarterly Report
September 30, 2022
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.7%
CACI International, Inc., “A” (a)	941	$245,657
Curtiss-Wright Corp.	3,208	446,425
General Dynamics Corp.	2,332	494,780
Honeywell International, Inc.	7,183	1,199,346
Howmet Aerospace, Inc.	21,750	672,728
L3Harris Technologies, Inc.	1,403	291,585
Leidos Holdings, Inc.	2,865	250,602
Northrop Grumman Corp.	1,463	688,078
Raytheon Technologies Corp.	16,410	1,343,323
		$5,632,524
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	3,440	$790,099
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	4,677	$388,752
On Holding AG (a)	12,403	199,068
Skechers USA, Inc., “A” (a)	6,293	199,614
		$787,434
Automotive – 0.9%
Aptiv PLC (a)	9,986	$781,005
LKQ Corp.	24,747	1,166,821
		$1,947,826
Biotechnology – 0.3%
Biogen, Inc. (a)	1,780	$475,260
Oxford Nanopore Technologies PLC (a)	31,950	90,194
		$565,454
Broadcasting – 0.8%
Walt Disney Co. (a)	14,222	$1,341,561
Warner Bros. Discovery, Inc. (a)	34,662	398,613
		$1,740,174
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	16,930	$1,216,759
CME Group, Inc.	4,616	817,632
Invesco Ltd.	23,054	315,840
KKR & Co., Inc.	8,266	355,438
Raymond James Financial, Inc.	12,577	1,242,859
		$3,948,528
Business Services – 3.0%
Accenture PLC, “A”	7,031	$1,809,076
Amdocs Ltd.	8,126	645,611
Clarivate PLC (a)	72,650	682,184
Equifax, Inc.	1,597	273,774
Fidelity National Information Services, Inc.	9,971	753,508
Fiserv, Inc. (a)	9,768	913,992
Global Payments, Inc.	5,867	633,929
PayPal Holdings, Inc. (a)	3,542	304,860
Thoughtworks Holding, Inc. (a)	26,518	278,174
		$6,295,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 0.1%
Cable One, Inc.	129	$110,043
Chemicals – 0.3%
Element Solutions, Inc.	22,557	$367,003
FMC Corp.	3,206	338,874
		$705,877
Computer Software – 9.6%
Adobe Systems, Inc. (a)	4,109	$1,130,797
Atlassian Corp. PLC, “A” (a)	5,511	1,160,562
Black Knight, Inc. (a)	6,579	425,859
Cadence Design Systems, Inc. (a)	10,096	1,649,989
Check Point Software Technologies Ltd. (a)	2,696	302,006
Dun & Bradstreet Holdings, Inc.	16,657	206,380
Elastic N.V. (a)	4,177	299,658
Intuit, Inc.	1,533	593,762
Microsoft Corp. (s)	50,676	11,802,440
NICE Systems Ltd., ADR (a)	3,410	641,898
Salesforce, Inc. (a)	11,426	1,643,516
		$19,856,867
Computer Software - Systems – 7.8%
Apple, Inc. (s)	96,505	$13,336,991
Block, Inc., “A” (a)	5,619	308,989
Five9, Inc. (a)	2,761	207,020
Rapid7, Inc. (a)	6,881	295,195
ServiceNow, Inc. (a)	3,867	1,460,218
Zebra Technologies Corp., “A” (a)	1,867	489,172
		$16,097,585
Construction – 1.3%
AvalonBay Communities, Inc., REIT	4,183	$770,467
AZEK Co., Inc. (a)	20,005	332,483
Masco Corp.	11,786	550,288
Sherwin-Williams Co.	2,559	523,955
Vulcan Materials Co.	3,309	521,863
		$2,699,056
Consumer Products – 1.3%
Colgate-Palmolive Co.	12,654	$888,944
International Flavors & Fragrances, Inc.	2,922	265,405
Kimberly-Clark Corp.	5,968	671,639
Procter & Gamble Co.	7,618	961,772
		$2,787,760
Consumer Services – 0.6%
Booking Holdings, Inc. (a)	352	$578,410
Bright Horizons Family Solutions, Inc. (a)	5,959	343,536
Grand Canyon Education, Inc. (a)	2,944	242,144
		$1,164,090
Containers – 0.2%
Ball Corp.	6,739	$325,628
Electrical Equipment – 1.6%
AMETEK, Inc.	9,714	$1,101,665
Amphenol Corp., “A”	5,172	346,317
Johnson Controls International PLC	16,965	835,017
Sensata Technologies Holding PLC	23,761	885,810

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity Ltd.	2,072	$228,666
		$3,397,475
Electronics – 4.1%
Advanced Micro Devices (a)	10,494	$664,900
Analog Devices, Inc.	7,195	1,002,551
Applied Materials, Inc.	12,694	1,040,020
Broadcom, Inc.	4,116	1,827,545
Lam Research Corp.	2,300	841,800
Marvell Technology, Inc.	8,340	361,402
Monolithic Power Systems, Inc.	1,395	506,943
NXP Semiconductors N.V.	6,643	979,909
Texas Instruments, Inc.	8,610	1,332,656
		$8,557,726
Energy - Independent – 1.7%
ConocoPhillips	13,950	$1,427,643
Diamondback Energy, Inc.	7,373	888,151
Hess Corp.	6,221	678,027
Valero Energy Corp.	5,706	609,686
		$3,603,507
Energy - Integrated – 1.9%
Exxon Mobil Corp.	46,259	$4,038,873
Energy - Renewables – 0.2%
Enphase Energy, Inc. (a)	1,251	$347,115
Generac Holdings, Inc. (a)	884	157,476
		$504,591
Engineering - Construction – 0.2%
APi Group, Inc. (a)	24,208	$321,240
Jacobs Solutions, Inc.	1,065	115,542
		$436,782
Entertainment – 0.1%
Vivid Seats, Inc., “A”	28,408	$217,605
Food & Beverages – 2.6%
Archer Daniels Midland Co.	8,388	$674,814
Coca-Cola Co.	6,681	374,269
Coca-Cola Europacific Partners PLC	9,006	383,836
J.M. Smucker Co.	2,746	377,328
Mondelez International, Inc.	23,571	1,292,398
Oatly Group AB, ADR (a)(l)	64,392	169,351
PepsiCo, Inc.	13,153	2,147,359
		$5,419,355
Forest & Paper Products – 0.4%
Rayonier, Inc., REIT	27,401	$821,208
Gaming & Lodging – 0.5%
International Game Technology PLC	18,741	$296,108
Las Vegas Sands Corp. (a)	3,378	126,743
Marriott International, Inc., “A”	3,974	556,916
		$979,767

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.2%
Dollar General Corp.	6,856	$1,644,480
Dollar Tree, Inc. (a)	6,474	881,112
		$2,525,592
Health Maintenance Organizations – 2.2%
Cigna Corp.	10,851	$3,010,827
Humana, Inc.	3,111	1,509,426
		$4,520,253
Insurance – 4.0%
Aon PLC	7,310	$1,958,130
Arthur J. Gallagher & Co.	7,453	1,276,103
Chubb Ltd.	7,644	1,390,291
Hartford Financial Services Group, Inc.	10,569	654,644
MetLife, Inc.	10,179	618,679
Primerica, Inc.	4,679	577,622
Reinsurance Group of America, Inc.	4,691	590,175
Voya Financial, Inc.	7,488	453,024
Willis Towers Watson PLC	3,710	745,487
		$8,264,155
Internet – 3.7%
Alphabet, Inc., “A” (a)(s)	78,179	$7,477,821
Gartner, Inc. (a)	1,082	299,379
		$7,777,200
Leisure & Toys – 0.8%
Electronic Arts, Inc.	8,421	$974,394
Roblox Corp., “A” (a)	6,262	224,430
Take-Two Interactive Software, Inc. (a)	3,506	382,154
		$1,580,978
Machinery & Tools – 2.3%
Dover Corp.	5,262	$613,444
Eaton Corp. PLC	9,595	1,279,589
Ingersoll Rand, Inc.	21,387	925,202
PACCAR, Inc.	8,186	685,086
Regal Rexnord Corp.	4,171	585,442
Wabtec Corp.	7,798	634,367
		$4,723,130
Major Banks – 3.2%
JPMorgan Chase & Co. (s)	26,810	$2,801,645
Morgan Stanley	19,699	1,556,418
PNC Financial Services Group, Inc.	8,667	1,295,023
Regions Financial Corp.	22,384	449,247
Wells Fargo & Co.	12,985	522,257
		$6,624,590
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	5,549	$1,019,795
IDEXX Laboratories, Inc. (a)	788	256,730
McKesson Corp.	4,353	1,479,454
Syneos Health, Inc. (a)	8,530	402,190
		$3,158,169

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.7%
Align Technology, Inc. (a)	842	$174,387
Becton, Dickinson and Co.	7,013	1,562,707
Boston Scientific Corp. (a)	52,419	2,030,188
Envista Holdings Corp. (a)	13,521	443,624
Maravai Lifesciences Holdings, Inc., “A” (a)	72,907	1,861,316
Medtronic PLC	21,113	1,704,875
Quidel Corp. (a)	9,496	678,774
STERIS PLC	5,080	844,702
Thermo Fisher Scientific, Inc.	1,113	564,502
		$9,865,075
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc.	3,530	$585,662
Enterprise Products Partners LP (a)	18,350	436,363
		$1,022,025
Network & Telecom – 0.6%
Equinix, Inc., REIT	1,140	$648,477
Motorola Solutions, Inc.	2,646	592,625
		$1,241,102
Oil Services – 0.5%
Cactus, Inc., “A”	12,396	$476,378
Schlumberger Ltd.	15,371	551,819
		$1,028,197
Other Banks & Diversified Financials – 4.1%
Bank OZK	5,208	$206,028
First Interstate BancSystem, Inc.	16,097	649,514
Moody's Corp.	3,502	851,371
Northern Trust Corp.	3,625	310,155
SLM Corp.	29,062	406,577
Truist Financial Corp.	51,409	2,238,348
United Community Bank, Inc.	16,221	536,915
Visa, Inc., “A”	18,390	3,266,984
		$8,465,892
Pharmaceuticals – 6.7%
Eli Lilly & Co.	7,900	$2,554,465
Johnson & Johnson	20,907	3,415,367
Merck & Co., Inc.	35,790	3,082,235
Organon & Co.	27,434	641,956
Vertex Pharmaceuticals, Inc. (a)	9,115	2,639,157
Zoetis, Inc.	10,590	1,570,391
		$13,903,571
Pollution Control – 0.4%
GFL Environmental, Inc.	33,826	$855,460
Printing & Publishing – 0.1%
Warner Music Group Corp.	6,241	$144,854
Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	20,429	$1,363,023
CSX Corp.	25,823	687,925
		$2,050,948

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.5%
Broadstone Net Lease, Inc., REIT	29,015	$450,603
Empire State Realty Trust, REIT, “A”	57,511	377,272
Extra Space Storage, Inc., REIT	3,441	594,295
Innovative Industrial Properties, Inc., REIT	2,641	233,729
STORE Capital Corp., REIT	36,292	1,137,028
Sun Communities, Inc., REIT	2,437	329,799
		$3,122,726
Restaurants – 1.4%
Starbucks Corp.	23,805	$2,005,809
Wendy's Co.	51,346	959,657
		$2,965,466
Specialty Chemicals – 1.8%
Air Products & Chemicals, Inc.	2,497	$581,127
Ashland, Inc.	6,737	639,813
Avient Corp.	11,028	334,148
Axalta Coating Systems Ltd. (a)	17,611	370,888
Chemours Co.	5,489	135,304
Diversey Holdings Ltd. (a)	67,122	326,213
DuPont de Nemours, Inc.	10,194	513,777
Linde PLC	2,979	803,109
		$3,704,379
Specialty Stores – 5.7%
Amazon.com, Inc. (a)(s)	58,428	$6,602,364
Home Depot, Inc.	9,300	2,566,242
Lululemon Athletica, Inc. (a)	1,962	548,497
Ross Stores, Inc.	9,686	816,239
Target Corp.	8,543	1,267,696
		$11,801,038
Telecommunications - Wireless – 2.4%
Liberty Broadband Corp. (a)	9,636	$711,137
SBA Communications Corp., REIT	4,925	1,401,901
T-Mobile US, Inc. (a)	21,369	2,867,079
		$4,980,117
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	34,525	$201,281
Tobacco – 0.4%
Philip Morris International, Inc.	10,283	$853,592
Trucking – 0.2%
Saia, Inc. (a)	2,333	$443,270
Utilities - Electric Power – 3.2%
American Electric Power Co., Inc.	4,190	$362,225
CenterPoint Energy, Inc.	27,832	784,306
Constellation Energy	4,082	339,582
Dominion Energy, Inc.	4,493	310,511
Duke Energy Corp.	5,699	530,121
Evergy, Inc.	7,014	416,632
Exelon Corp	12,247	458,773
NextEra Energy, Inc.	17,579	1,378,369
PG&E Corp. (a)	74,727	934,087
PPL Corp.	9,034	229,012
Southern Co.	7,591	516,188

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	6,572	$420,608
		$6,680,414
Total Common Stocks		$205,934,416
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.64% (v)	2,446,361	$2,446,606
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (j)	88,539	$88,539
Securities Sold Short – (0.4)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(39,768)	$(480,795)
Telecommunications - Wireless – (0.2)%
Crown Castle, Inc., REIT	(2,286)	$(330,442)
Total Securities Sold Short		$(811,237)

Other Assets, Less Liabilities – 0.0%		77,334
Net Assets – 100.0%		$207,735,658
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,446,606 and $206,022,955, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2022, the fund had liquid securities with an aggregate value of $3,385,869 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$202,098,931	$—	$—	$202,098,931
Canada	2,218,483	—	—	2,218,483
Israel	943,904	—	—	943,904
United Kingdom	383,836	90,194	—	474,030
Switzerland	199,068	—	—	199,068
Mutual Funds	2,535,145	—	—	2,535,145
Total	$208,379,367	$90,194	$—	$208,469,561
Securities Sold Short	$(811,237)	$—	$—	$(811,237)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,418,811	$26,701,584	$26,674,235	$236	$210	$2,446,606
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$18,583	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.